Supplementary Financial Statement Information Supplementary Financial Statement Information - Goodwill (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 32.8	$ 32.8	$ 32.8
Acquisition	221.0	0.0	0.0
Balance at end of year	$ 253.8	$ 32.8	$ 32.8